Assets held for sale and discontinued operations - Detailed Information About Amounts Of Discontinued Operations Included In Profit (Parenthetical) (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Statement [Line Items]
Impairment on Classification As Held for Sale for Kantar Group			£ (94.5)
Gain (loss) on disposal of business attributable to non-controlling interests		£ 63.8	93.8	[1]	£ 76.5	[1]
Discontinued operations [member]
Statement [Line Items]
Impairment on Classification As Held for Sale for Kantar Group	[2]		(94.5)
Gain (loss) on disposal of business attributable to non-controlling interests	[3]	9.9	£ 14.6		£ 11.4
Discontinued operations [member] | Kantar [member] | WPP Scan Group [Member]
Statement [Line Items]
Gain (loss) on disposal of business attributable to non-controlling interests		£ 9.3
Percentage of ownership interest in subsidiaries		56.00%

[1]	Figures have been restated as described in the accounting policies.
[2]	In 2019, goodwill impairment of £94.5 million arose from the assessment of fair value less costs to sell under IFRS 5.
[3]	In 2020, non-controlling interests includes £9.3 million recognised on the disposal of Kantar within WPP Scangroup, a 56.25% owned subsidiary of the Group.